Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of June 30,
	2021	2020
Equipment	$1,047,227	$737,833
Office Furniture	147,207	130,026
Automobiles	122,903	78,206
Leasehold improvements	614,680	416,936
Construction in progress	-	73,672
Total	1,932,017	1,436,673
Less: accumulated depreciation	(1,331,226)	(984,201)
Property and equipment, net	$600,791	$452,472